Schedule of Investments (unaudited)	iShares® MSCI Norway ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Kongsberg Gruppen ASA	22,679	$583,053

Banks — 15.1%
DNB ASA	228,604	5,054,187
Norwegian Finans Holding ASA	33,031	389,027
SpareBank 1 Nord Norge	24,044	241,940
Sparebank 1 Oestlandet	10,285	142,413
SpareBank 1 SMN	32,787	463,501
SpareBank 1 SR-Bank ASA	45,122	615,090
		6,906,158
Biotechnology — 0.2%
Vaccibody AS(a)	7,655	79,909

Chemicals — 6.8%
Borregaard ASA	23,948	541,660
Elkem ASA(b)	65,932	235,862
Yara International ASA	43,748	2,330,038
		3,107,560
Commercial Services & Supplies — 3.4%
Aker Carbon Capture AS(a)	24,542	49,042
Quantafuel ASA(a)	11,177	54,939
Tomra Systems ASA	28,034	1,435,505
		1,539,486
Construction & Engineering — 0.9%
Veidekke ASA	27,274	404,344

Diversified Financial Services — 1.1%
Aker ASA, Class A	6,555	507,855

Diversified Telecommunication Services — 6.6%
Telenor ASA	173,863	3,002,584

Electric Utilities — 0.4%
Fjordkraft Holding ASA(b)	24,538	162,250

Electrical Equipment — 1.7%
NEL ASA(a)	355,503	769,026

Energy Equipment & Services — 2.5%
Aker Solutions ASA(a)	26,486	48,287
BW Offshore Ltd.	23,661	96,110
Ocean Yield ASA	15,325	53,963
Subsea 7 SA	56,689	549,215
TGS NOPEC Geophysical Co. ASA	29,603	398,958
		1,146,533
Entertainment — 0.5%
Kahoot! ASA(a)	30,621	242,757

Food Products — 18.1%
Aker BioMarine ASA(a)	5,087	49,149
Atlantic Sapphire ASA(a)	4,939	55,839
Austevoll Seafood ASA	23,123	301,210
Bakkafrost P/F	12,695	1,118,150
Grieg Seafood ASA(a)(c)	12,774	126,118
Leroy Seafood Group ASA	75,289	678,431
Mowi ASA	109,622	2,848,862
Norway Royal Salmon ASA	3,297	71,357
Orkla ASA	189,663	1,967,472
Salmar ASA	14,306	1,050,363
		8,266,951
Security	Shares	Value

Independent Power and Renewable Electricity Producers — 1.9%
Aker Horizons Holding ASA(a)	15,761	$51,386
Scatec ASA(b)	29,988	802,607
		853,993
Industrial Conglomerates — 0.3%
Bonheur ASA	5,394	154,151

Insurance — 5.5%
Gjensidige Forsikring ASA	50,505	1,127,794
Protector Forsikring ASA	18,496	199,612
Storebrand ASA	117,913	1,178,223
		2,505,629
Interactive Media & Services — 2.6%
Adevinta ASA(a)	60,538	1,167,326

IT Services — 0.9%
Atea ASA	20,866	412,020

Machinery — 0.4%
Hexagon Composites ASA(a)	28,058	126,474
Hexagon Purus AS(a)	11,621	55,477
		181,951
Marine — 1.2%
Golden Ocean Group Ltd.(a)	32,780	326,066
Stolt-Nielsen Ltd.(c)	6,549	101,019
Wallenius Wilhelmsen ASA(a)	26,976	110,204
		537,289
Media — 4.3%
Schibsted ASA, Class A	19,092	930,550
Schibsted ASA, Class B	24,751	1,031,119
		1,961,669
Metals & Mining — 4.4%
Norsk Hydro ASA	307,157	2,010,596

Multiline Retail — 0.6%
Europris ASA(b)	42,086	283,974

Oil, Gas & Consumable Fuels — 12.9%
BW Energy Ltd.(a)	15,902	45,499
BW LPG Ltd.(b)	19,810	135,730
DNO ASA(a)	123,698	130,672
Equinor ASA	240,063	5,164,654
Flex LNG Ltd.	7,585	112,365
Frontline Ltd./Bermuda	24,750	212,873
Hafnia Ltd.	27,884	58,663
		5,860,456
Professional Services — 0.1%
Meltwater Holding BV(a)	6,901	45,377

Real Estate Management & Development — 1.8%
Entra ASA(b)	32,382	751,179
Selvaag Bolig ASA	10,542	79,415
		830,594
Semiconductors & Semiconductor Equipment — 2.5%
Nordic Semiconductor ASA(a)	38,943	1,078,994
REC Silicon ASA(a)	24,981	52,227
		1,131,221
Software — 0.9%
Crayon Group Holding ASA(a)(b)	9,269	138,324
LINK Mobility Group Holding ASA(a)	10,765	49,931
Pexip Holding ASA(a)(c)	17,927	159,344

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Volue ASA(a)	8,891	$54,964
		402,563
Specialty Retail — 0.2%
XXL ASA(a)(b)	35,575	88,301

Total Common Stocks — 99.1%
(Cost: $41,035,525)		45,145,576

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	313,146	313,334
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	20,000	20,000
		333,334
Total Short-Term Investments — 0.7%
(Cost: $333,318)		333,334

Total Investments in Securities — 99.8%
(Cost: $41,368,843)		45,478,910

Other Assets, Less Liabilities — 0.2%		107,554

Net Assets — 100.0%		$45,586,464

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$126,224	$187,234	(a)	$—	$(111)	$(13)	$313,334	313,146	$2,284	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000	(a)	—	—	—	20,000	20,000	4		—
					$(111)	$(13)	$333,334		$2,288		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	06/18/21	$148	$(563)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Norway ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,609,983	$42,535,593	$—	$45,145,576
Money Market Funds	333,334	—	—	333,334
	$2,943,317	$42,535,593	$—	$45,478,910
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(563)	$—	$—	$(563)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.